Note 32 - Principal Subsidiaries (Details Textual)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Tenaris Supply Chain S.A. [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	98.40%
Tubular Technical Services and Pipe Coaters [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	40.00%
Amaja Tubular Services Limited [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	49.00%
Tubular Services Angola Lda. [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		49.00%
Tenaris Baogang Baotou Steel Pipes Ltd [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	60.00%
NKKTUBES [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	51.00%